Fair Value Measurements - Schedule of assets held in the Trust Account (Detail) - Fair Value, Inputs, Level 1 [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Investments [Line Items]
Held-To-Maturity	Oct. 02, 2025	Feb. 06, 2025
Money Market Investment [Member]
Schedule of Investments [Line Items]
Amortized Cost	$ 308	$ 2,216
Unrealized Gain (Loss)	0	0
Fair Value	308	2,216
US Treasury Securities [Member]
Schedule of Investments [Line Items]
Amortized Cost	304,540,312	296,120,431
Unrealized Gain (Loss)	35,663	13,050
Fair Value	$ 304,575,975	$ 296,133,481